UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2012

Item #1. Reports to Stockholders.

INDEX	Sherwood Forest Alternative Fund

Annual Report to Shareholders

SHERWOOD FOREST ALTERNATIVE FUND

A series of The World Funds Trust
A “Series” Investment Company

For the Year Ended
July 31, 2012

Dear Shareholders,

Throughout this past year, the S&P 500® Index continues to outperform other asset classes, such as commodities and emerging markets. The bond index is beginning to show evidence of a possible end to its multi-decade secular bull market. The U.S. Dollar has been in a slow and uneventful climb.

For the period August 1, 2011 through July 31, 2012, the Fund’s Institutional Class returned a negative 7.23% compared to a positive 6.74% return by S&P 500®, the Fund’s benchmark, for the same period. Looking back on 2011 in retrospect, it was a “worst case scenario” for our portfolio. Not only did the S&P 500® end the year exactly where it began, within the year we had some historic daily volatility where there were multiple 4% intraday swings in the price action. This condition is historically very difficult for Trend Following strategies such as ours. With that said, not all was lost, as we held on to our objective of moderate absolute losses in such an unfavorable environment.

One year ago, as July 2011 turned over into August, the S&P 500® found itself in the middle of an almost 20% decline in about three weeks. The long bond rallied as the Fall of 2011 proved to be a very volatile period. As our portfolio protected our clients from a majority of that three week decline, it was the volatility of the following several months that was difficult for our trend following strategy to operate in.

Out of the volatility of the second half of 2011 came a sharp equity rally that lasted about two months into 2012. Commodities and emerging markets also rallied, but their rallies faded before the domestic equities. As our portfolio had touched a double digit loss coming out of 2011, we continued to follow our strategy, but had reduced our position size in order to minimize any further losses in the portfolio. The first three months in 2012 returned our portfolio to three months of positive performance.

During the second quarter, the S&P 500® gave back almost of its first quarter gains, while the emerging markets and commodity markets gave back those gains and proceeded to go into negative territory for the year. The U.S. Dollar rose slightly as money flowed back into the fixed income markets. Again, our portfolio suffered less than the equity markets, but we returned to negative territory year-to-date.

Mid-June did seem to provide our portfolio with what may be the end of our yearlong drawdown period; with June and July yielding positive returns, and from our market observations, a greater potential for substantial trends to return to the markets. We are beginning to see an opportunity for other markets to gain in relative strength compared to the domestic large cap area. Both commodities and emerging markets are entering the second half of 2012 substantially undervalued as compared to the domestic large caps and are each beginning to show bullish divergences. In the event these conditions lead to an up-side breakout during this broad market up-trend, we expect the portfolio to become significantly involved on the long side. Our objective will be to capture a significant portion of the market’s upside while protecting our shareholders from a double-digit decline. As the overall uptrend remains in place, we will remain committed to this objective.

We sincerely appreciate your trust and patience during these fast changing market conditions. We greatly look forward to the opportunities ahead of us.

Douglas A. Stewart
Portfolio Manager
Sherwood Forest Alternative Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2012 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC required to be reflected in the Fund’s performance.

	Class A Shares

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	7/31/2012	6/11/09 to 7/31/12*

Sherwood Forest Alternative Fund- without load	-7.54%	0.04%
Sherwood Forest Alternative Fund- with load	-12.86%	-1.83%
S & P 500®	6.74%	13.01%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The S & P’s 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC required to be reflected in the Fund’s performance.

	Class C Shares

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	7/31/2012	5/14/09 to 7/31/12*

Sherwood Forest Alternative Fund	-8.33%	-0.94%
S & P 500®	6.74%	14.82%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The S & P’s 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC required to be reflected in the Fund’s performance.

	Class I Shares

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	7/31/2012	2/13/09 to 7/31/12*

Sherwood Forest Alternative Fund	-7.23%	1.12%
S & P 500®	6.74%	15.58%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The S & P’s 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC required to be reflected in the Fund’s performance.

	Class P Shares

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	7/31/2012	3/25/09 to 7/31/12*

Sherwood Forest Alternative Fund	-7.51%	1.25%
S & P 500®	6.74%	17.36%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The S & P’s 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC required to be reflected in the Fund’s performance.

SHERWOOD FOREST ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS
July 31, 2012

Number		% of
of		Net	Fair
Shares	Security Description	Assets	Value
	EXCHANGE-TRADED FUNDS	56.92%

	AGRICULTURE	5.02%
20,400	PowerShares DB Agriculture Fund*		$614,244

	CURRENCY	5.14%
27,700	PowerShares DB US Dollar Index Bullish Fund*		629,067

	DOMESTIC EQUITY	10.87%
13,700	Consumer Staples Select Sector SPDR Fund		488,131
6,700	Industrial Select Sector SPDR Fund		239,927
19,500	ProShares Short MSCI Emerging Markets*		601,965

			1,330,023

	ENERGY	5.88%
3,500	Energy Select Sector SPDR Fund		243,775
6,500	iShares S&P North American Natural Resources Sector Index Fund		237,705
6,100	Market Vectors Oil Service ETF*		238,449

			719,929

	FIXED INCOME
1,900	iShares Barclays 20+ Year Treasury Bond Fund	2.01%	246,430

	HEALTHCARE	1.98%
6,300	Health Care Select Sector SPDR Fund		241,857

	LARGE CAP	15.58%
22,800	ProShares Short QQQ*		598,500
13,400	ProShares Short S&P 500*		481,328
6,000	SPDR S&P 500® ETF Trust		826,260

			1,906,088

See Notes to Financial Statements

9

SHERWOOD FOREST ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS
July 31, 2012

Number		% of
of		Net	Fair
Shares	Security Description	Assets	Value
	REAL ESTATE	2.03%
3,800	iShares Dow Jones U.S. Real Estate Index Fund		$248,634

	SMALL CAP	3.95%
18,000	ProShares Short Russell 2000*		483,660

	UTILITIES	4.46%
14,400	Utilities Select Sector SPDR Fund		546,048

	TOTAL EXCHANGE-TRADED FUNDS	56.92%	6,965,980

	(Cost: $6,919,837)

	CASH & CASH EQUIVALENTS	70.68%
8,650,766	Federated Treasury Obligations Fund 0.01% **		8,650,766

	(Cost: $8,650,766)

	TOTAL INVESTMENTS:

	(Cost: $15,570,603)	127.60%	15,616,746

	Other assets (liabilities), net	(27.60%)	(3,377,581)

	NET ASSETS	100.00%	$12,239,165

*	Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund’s related Statement of Assets and Liabilities.)
**	Effective 7 day yield as of July 31, 2012.

See Notes to Financial Statements

10

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2012

ASSETS
Investments at fair value (identified cost of $15,570,603)
(Note 1)	$15,616,746
Receivable for securities sold	2,064,912
Receivable for capital stock sold	102,908
Dividends receivable	1,932
Due from the advisor	11,806
Prepaid expenses	15,767

TOTAL ASSETS	17,814,071

LIABILITIES
Payable for securities purchased	5,523,937
Payable for capital stock redeemed	43,816
Accrued 12b-1 fees	1,251
Accrued administration, accounting and transfer agent fees	2,452
Other accrued expenses	3,450

TOTAL LIABILITIES	5,574,906

NET ASSETS	$12,239,165

Net Assets Consist of:
Paid-in capital applicable to 522,756 no par value shares of beneficial interest outstanding	14,281,541
Undistributed net investment income (loss)	(82,221)
Accumulated net realized gain (loss) on investments	(2,006,298)
Net unrealized appreciation (depreciation) of investments	46,143

Net Assets	$12,239,165

NET ASSET VALUE PER SHARE
Class A ($146,722 / 6,339 shares outstanding)	$23.15

Maximum offering price per share ($23.15 X 100/94.25)	$24.56

Price per share including DSC fee of 2% ($23.15 X .98)	$22.69

Class C ($212,268 / 9,415 shares outstanding)	22.55

Price per share including DSC fee of 2% ($22.55 X .98)	$22.10

Class I ($10,818,765 / 461,297 shares outstanding)	$23.45

Class P ($1,061,410 / 45,705 shares outstanding)	$23.22

See Notes to Financial Statements

11

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENT OF OPERATIONS
Year ended July 31, 2012

INVESTMENT INCOME
Dividend	$96,763
Interest	1,029

Total investment income	97,792

EXPENSES
Investment management fees (Note 2)	199,816
Rule 12b-1 and servicing fees (Note 2)
Class A	1,041
Class C	6,084
Class P	15,279
Recordkeeping and administrative services (Note 2)	42,000
Accounting fees	20,000
Custody fees	11,096
Transfer agent fees (Note 2)	27,405
Professional fees	39,165
Filing and registration fees (Note 2)	21,074
Trustee fees	7,500
Compliance fees	13,388
Shareholder services and reports (Note 2)	47,322
Other	26,895

Total expenses	478,065
Management fee waivers (Note 2)	(126,238)

Net expenses	351,827

Net investment income (loss)	(254,035)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,785,387)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	87,462

Net realized and unrealized gain (loss) on investments	(1,697,925)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,951,960)

See Notes to Financial Statements

12

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	July 31, 2012	July 31, 2011

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(254,035)	$(291,023)
Net realized gain (loss) on investments	(1,785,387)	2,208,790
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	87,462	(169,581)

Increase (decrease) in net assets from operations
	(1,951,960)	1,748,186

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	(21,606)	-
Class C	(24,681)	-
Class I	(867,423)	-
Class P	(505,269)	-

Decrease in net assets from distributions	(1,418,979)	-

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	53,071	469,455
Class C	52,400	81,661
Class I	1,400,235	5,460,181
Class P	2,533,132	12,785,672
Distributions reinvested
Class A	21,084	-
Class C	23,280	-
Class I	675,581	-
Class P	503,706	-
Shares redeemed
Class A	(630,549)	(33,406)
Class C	(1,583,563)	(719,444)
Class I	(5,017,928)	(9,327,172)
Class P	(12,835,054)	(5,683,898)

Increase (decrease) in net assets from capital stock transactions	(14,804,605)	3,033,049

NET ASSETS
Increase (decrease) during year	(18,175,544)	4,781,235
Beginning of year	30,414,709	25,633,474

End of year (including accumulated net investment income (loss) of $(82,221) and $ -, respectively)	$12,239,165	$30,414,709

See Notes to Financial Statements

13

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares(1)

	Year Ended July 31			Period June 11, 2009 to
	2012	2011	2010	July 31, 2009*

Net asset value, beginning of period	$26.64	$24.99	$26.60	$25.62

Investment activities
Net investment income (loss)	(0.35)	(0.27)	(0.30)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.64)	1.92	(0.24)	1.04

Total from investment activities	(1.99)	1.65	(0.54)	0.98

Distributions
Net realized gain	(1.50)	-	(0.89)	-
Return of capital	-	-	(0.18)	-

Total distributions	(1.50)	-	(1.07)	-

Net asset value, end of period	$23.15	$26.64	$24.99	$26.60

Total Return	(7.54%)	6.60%	(2.17%)	3.83%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	1.90%	1.90%	1.90%	1.90%	**
Net investment income (loss)	(0.41%)	(1.02%)	(1.23%)	(1.84%)	**
Portfolio turnover rate	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$147	$776	$311	$7

*Commencement of operations was June 11, 2009 for Class A.
**Annualized
*** Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.
(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

14

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares(1)

	Year Ended July 31			Period May 14, 2009
	2012	2011	2010	to July 31, 2009*

Net asset value, beginning of period	$26.22	$24.77	$26.58	$25.81

Investment activities
Net investment income (loss)	(0.53)	(0.47)	(0.51)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.64)	1.92	(0.23)	0.91

Total from investment activities	(2.17)	1.45	(0.74)	0.77

Distributions
Net realized gain	(1.50)	-	(0.89)
Return of capital	-	-	(0.18)	-

Total distributions	(1.50)	-	(1.07)	-

Net asset value, end of period	$22.55	$26.22	$24.77	$26.58

Total Return	(8.33%)	5.85%	(2.94%)	2.98%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	2.65%	2.65%	2.65%	2.65%	**
Net investment income (loss)	(2.16%)	(1.77%)	(1.98%)	(2.61%)	**
Portfolio turnover rate	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$212	$1,854	$2,351	$656

*Commencement of operations was May 14, 2009 for Class C.
**Annualized
*** Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.
(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

15

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class I Shares(1)

				Period
	Year Ended July 31			February 13, 2009

	2012	2011	2010	to July 31, 2009*

Net asset value, beginning of period	$26.90	$25.15	$26.71	$25.00

Investment activities
Net investment income (loss)	(0.29)	(0.21)	(0.26)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.66)	1.96	(0.23)	1.87

Total from investment activities	(1.95)	1.75	(0.49)	1.71

Distributions
Net realized gain	(1.50)	-	(0.89)
Return of capital	-	-	(0.18)	-

Total distributions	(1.50)	-	(1.07)	-

Net asset value, end of period	$23.45	$26.90	$25.15	$26.71

Total Return	(7.23%)	6.96%	(1.97%)	6.84%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	1.65%	1.65%	1.65%	1.65%	**
Net investment income (loss)	(1.15%)	(0.77%)	(0.98%)	(1.33%)	**
Portfolio turnover rate	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$10,818	$15,716	$18,300	$11,336

*Commencement of operations was February 13, 2009 for Class I.
**Annualized
*** Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.
(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements
16

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class P Shares(1)

				Period
	Year Ended July 31			March 25, 2009 to

	2012	2011	2010	July 31, 2009*

Net asset value, beginning of period	$26.73	$25.07	$26.69	$24.69

Investment activities
Net investment income (loss)	(0.35)	(0.27)	(0.32)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.66)	1.93	(0.23)	2.16

Total from investment activities	(2.01)	1.66	(0.55)	2.00

Distributions
Net realized gain	(1.50)	-	(0.89)	-
Return of capital	-	-	(0.18)	-

Total distributions	(1.50)	-	(1.07)	-

Net asset value, end of period	$23.22	$26.73	$25.07	$26.69

Total Return	(7.51%)	6.62%	(2.20%)	8.10%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	1.90%	1.90%	1.90%	1.90%	**
Net investment income (loss)	(1.40%)	(1.02%)	(1.23%)	(1.73%)	**
Portfolio turnover rate	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$1,016	$12,069	$4,672	$476

*Commencement of operations was March 25, 2009 for Class P.
**Annualized
*** Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.
(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements
17

SHERWOOD FOREST ALTERNATIVE FUND
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2012

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Sherwood Forest Alternative Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. It is authorized to issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 13, 2009 as a series of WFT. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class P. Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

     The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds (“ETFs”) which represent general asset classes, including: both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. Dollar. An ETF is a portfolio of investments designed to track a particular market segment or underlying index and may be structured as an open-end investment company, a partnership or a grantor trust.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

     The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Shortterm debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Exchange Traded Funds	$6,965,980	$-	$-	$6,965,980
Cash & Cash
Equivalents	8,650,766	-	-	8,650,766

	$15,616,746	$-	$-	$15,616,746

     Refer to the Fund’s Schedule of Investments for a listing of the securities by sector. The Fund held no Level 3 securities at any time during the year ended July 31, 2012.

     There were no transfers between levels during the year ended July 31, 2012. It is the Fund’s policy to consider transfers into or out of all levels as of the end of the reporting period.

Security Transactions and Income

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Master Limited Partnership Securities

     Through its investments in ETFs, the Fund has made certain investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1s.

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has analyzed the Fund’s tax positions for each of the open tax years (2008 - 2010) and the current year, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended July 31, 2012, the Fund decreased paid-in capital, decreased accumulated net investment loss and increased accumulated net realized gain by $172,205, $171,814 and $391, respectively.

Class Net Asset Value and Expenses

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

     The Fund currently offers four classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchases without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Sherwood Capital Management, LLC (“Adviser”) provides investment advisory services for an annual fee of 1.00% of average daily net assets. The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the year ended July 31, 2012, the Adviser earned $199,816 and waived $112,247 in advisory fees and reimbursed the Fund $13,991. As of July 31, 2012, the Adviser owed $11,806 to the Fund which was subsequently paid.

     In the interest of limiting the operating expenses of the Fund, the Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2013, so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of Class I and 1.90% of Class P shares’ average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of July 31, 2012 was $310,255 which expires as follows:

Expiring	Amount
July 31, 2013	92,977
July 31, 2014	91,040
July 31, 2015	126,238

$310,255

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A and Class P average daily net assets and 1.00% per annum on the Fund’s Class C average daily net assets. For the year ended July 31, 2012, there were $1,041, $6,084 and $15,279 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.

     First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended July 31, 2012, FDCC received $264 from the sale of Fund shares. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Class A and Class C share redemptions occurring within 360 days and two years of purchase, respectively. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended July 31, 2012, FDCC received $4,299 of DSC fees.

     Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on average daily net assets. CSS earned $42,000 for its services for the year ended July 31, 2012.

     Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $27,405 for its services for the year ended July 31, 2012.

     Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $20,000 for its services for the year ended July 31, 2012.

     Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 – INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended July 31, 2012 aggregated $593,550,727 and $602,649,665, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

     The tax character of distributions paid during the year ended July 31, 2012 and the year ended July 31, 2011 was as follows:

	Year ended	Year ended
	July 31, 2012	July 31, 2011

Distributions paid from:
Ordinary income	$1,311,643	$-
Net realized gain	107,336	-

Total distributions	$1,418,979	$-

     As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Year ended	Year ended
	July 31, 2012	July 31, 2011

Accumulated undistributed ordinary income/(loss)	$(82,221)	$1,311,599
Capital loss carryforward	(1,645,918)	-
Accumulated long-term capital gain(loss) on investments	-	107,327
Net unrealized appreciation(depreciation)	(314,237)	(262,569)

	$(2,042,376)	$1,156,357

     The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses; and the tax treatment of certain positions, including partnerships and grantor trusts and the deferral of post-October losses and late year losses. Capital losses incurred after October 31 and ordinary incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital and ordinary losses in the amount of $340,847 and $82,221, respectively.

     Cost of securities for Federal Income tax purposes is $15,930,982 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,200
Gross unrealized depreciation	(372,437)

Net unrealized appreciation (depreciation)	$(314,237)

     The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted December 22, 2010. The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses. As of July 31, 2012, the Fund had a short-term capital loss carryforward of $1,645,918 for federal income tax purposes available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. This loss may be carried forward indefinitely.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Year ended		Year ended
	July 31, 2012		July 31, 2012
	Shares	Value	Shares	Value

Shares sold	2,159	$53,071	2,220	$52,400
Shares reinvested	905	21,084	1,021	23,280
Shares redeemed	(25,854)	(630,549)	(64,532)	(1,583,563)

Net increase/(decrease)	(22,790)	$(556,394)	(61,291)	$(1,507,883)

	Class I Shares		Class P Shares
	Year ended		Year ended
	July 31, 2012		July 31, 2012
	Shares	Value	Shares	Value

Shares sold	56,000	$1,400,235	101,836	$2,533,132
Shares reinvested	28,663	675,581	21,553	503,706
Shares redeemed	(207,535)	(5,017,928)	(529,231)	(12,835,054)

Net increase/(decrease)	(122,872)	$(2,942,112)	(405,842)	$(9,798,216)

	Class A Shares		Class C Shares
	Year ended		Year ended
	July 31, 2011		July 31, 2011
	Shares	Value	Shares	Value

Shares sold	17,925	$469,455	3,096	$81,661
Shares reinvested	-	-	-	-
Shares redeemed	(1,236)	(33,406)	(27,291)	(719,444)

Net increase/(decrease)	16,689	$436,049	(24,195)	$(637,783)

	Class I Shares		Class P Shares
	Year ended		Year ended
	July 31, 2011		July 31, 2011
	Shares	Value	Shares	Value

Shares sold	200,354	$5,460,181	479,464	$12,785,672
Shares reinvested	-	-	-	-
Shares redeemed	(343,865)	(9,327,172)	(214,261)	(5,683,898)

Net increase/(decrease)2	(143,511)	$(3,866,991)	265,203	$7,101,774

NOTE 6 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

      In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Ste 1100 Westlake, OH 44145-1524 www.cohenfund.com	440 835 8500 440 835 1093 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Sherwood Forest Alternative Fund (formerly Sherwood Forest Long/Short Fund)
(a series of World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sherwood Forest Alternative Fund (the “Fund”), a series of the World Funds Trust, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sherwood Forest Alternative Fund as of July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ COHEN FUND AUDIT SERVICES, LTD.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, O hio
September 27, 2012

Registered with the Public Company Accounting Oversight Board

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Year Born	Position(s) Held with the Trust and Tenure	Number of Funds in Trust Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Trustee or Officer and Number of Funds in the Complex Overseen
Interested Trustees:
* John Pasco III 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Interested Trustee, Chairman, President, since June, 2010	2	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent, since 1987; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), The Trust’s pricing agent. Mr. Pasco is a Certified Public Accountant.	The World Funds, Inc. – 4 Funds; American Growth Fund, Inc. – 2 Funds.

Non-Interested Trustees:
Anthony J. Hertl 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1950)	Independent Trustee, since June, 2010	2	Consultant to small and emerging businesses since 2000. Mr. Hertl is a Certified Public Accountant.	Northern Lights Fund Trust – 64 Funds; Northern Lights Variable Trust – 48 Funds; AdviserOne Funds – 10 Funds; Satuit Capital Management Trust – 1 Fund; The Ladenburh Thalman Alternative Strategic Fund – 1 Fund.
David J. Urban 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1955)	Independent Trustee, since June, 2010	2	Virginia Commonwealth University- Professor of Education since 1989	None
Mary Lou H. Ivey 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1958)	Independent Trustee, since June, 2010	2	Accountant, Harris, Hardy & Johnstone, P.C., Certified Public Accountants, since 2008; Accountant, Wildes, Stevens & Brackens & Co., Certified Public Accountants, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., Certified Public Accountants, from 1997 to 2007.	None

Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Treasurer, since June, 2008	2	Executive Vice President of Commonwealth Shareholder Services, since 2003	None
Lauren Jones 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1982)	Secretary, since December , 2009	2	Relationship Manager, Commonwealth Shareholder Services, Inc. since 2006	None
David D. Jones, Esq. 422 Fleming Street Suite 7 Key West, Florida 33040 (1957)	Chief Compliance Officer since June, 2008	2	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	None

SUPPLEMENTAL INFORMATION (unaudited)
WORLD FUNDS TRUST (The “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available; without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHERWOOD FOREST ALTERNATIVE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2012 and held for the six months ended July 31, 2012.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 through July, 2012
Actual	$1,000	$ 982.20	$ 9.36
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$ 9.52

Class C Shares	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 through July, 2012
Actual	$1,000	$ 979.20	$ 13.04
Hypothetical (5% return before expenses)	$1,000	$1,011.75	$ 13.26

Class I Shares	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 through July, 2012
Actual	$1,000	$ 984.10	$ 8.14
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$ 8.27

Class P Shares	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 through July, 2012
Actual	$1,000	$ 982.70	$ 9.37
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$ 9.52

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C, 1.65% for Class I and 1.90% for Class P shares, multiplied by the average account value for each class for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:

Sherwood Forest Capital Management, LLC
1649 Brandywine Drive
Charlottesville, Virginia 22901

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel:

The Law Office s of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent:

For account information, wire purchase or
redemptions, call or write to Sherwood Forest
Alternative Fund’s Transfer Agent:

Commonwealth Fund Services, Inc. 8730 Stony Point
Parkway, Suite 205 Richmond, Virginia 23235
(800) 628-4077 Toll Free

For 24 hours, 7 days a week price information, and
for information on any series of The World Funds
Trust, investment plans, and other shareholder
services, call Commonwealth Shareholder Services
at (800) 673-0550 Toll Free.

ITEM 2.           CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and that person (Anthony J. Hertl) is “independent,” as defined by that term in Item 3 of Form N-CSR.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2012 and $13,500 for 2011.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2011.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2012 and $2,500 for 2011.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2012 and $0 for 2011.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Sherwood Forest Alternative Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           100%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2012 and $0 for 2011.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.           SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.           CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.           EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III
Chief Executive Officer
(principal executive officer)
Date: October 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III
Chief Executive Officer
(principal executive officer)
Date: October 9, 2012

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Chief Financial Officer
(principal financial officer)
Date: October 9, 2012

* Print the name and title of each signing officer under his or her signature.